GENERAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general [Abstract]
Schedule of Group Licenses
The Group operates under the following licenses that were received from the Israeli Ministry of Communications ("MOC") and from the Israeli Civil Administration ("CA"):

	Type of services	Area of service	License owner	Granted by	License valid through	Guarantees made (NIS millions)
(1)	Cellular	Israel	Partner Communications Company Ltd.	MOC	Feb, 2022	21*
(2)	Cellular	West Bank	Partner Communications Company Ltd.	CA	Feb, 2022	4
(3)	Cellular infrastructure	Israel	P.H.I Networks (2015) Lp.	MOC	Aug, 2025
(4)	ISP	Israel	Partner Communications Company Ltd.	MOC	Mar, 2023
(5)	ISP	West Bank	Partner Communications Company Ltd.	CA	Mar, 2023
(6)	Fixed (incl. ISP, ILD, NTP)	Israel	Partner Land-line Communication Solutions - Limited Partnership	MOC	Jan, 2027	2
(7)	Fixed (incl. ISP, ILD, NTP)	West Bank	Partner Land-line Communication Solutions - Limited Partnership	CA	Jan, 2027	0.25

* Including guarantees of NIS 16 million with respect to the frequencies tender, see note 17(1)